WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2008

The information below supplements and supercedes the applicable disclosure in the “William Blair International Growth Fund – Summary” section of the Fund’s Class N and Class I Prospectuses.

The International Growth Fund is open to investors effective November 20, 2008.  The Fund may close or re-open to new or existing shareholders at any time.

The information below supplements and supercedes the applicable disclosure in the “William Blair Emerging Markets Growth Fund – Summary” section of the Fund’s Class N, Class I and Institutional Class Prospectuses.

The Emerging Markets Growth Fund is open to investors effective November 20, 2008.  The Fund may close or re-open to new or existing shareholders at any time.

The information below supplements and supercedes the applicable disclosure in the “William Blair Institutional International Growth Fund – Summary” section of the Fund’s Prospectus.

The Institutional International Growth Fund is open to investors effective November 20, 2008.  The Fund may close or re-open to new or existing shareholders at any time.

Dated:  November 19, 2008

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois  60606